Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 8 - OTHER CURRENT LIABILITIES:

	December 31
	2025	2024
	U.S. dollars in thousands

Accrued vacation	3,707	3,166
Taxes payable	347	31
Estimated accrual for a certain batch production incident (please refer to Note 11d)	1,726	2,182
Derivative liabilities	-	605
Accrued expenses	1,274	1,738
Revenue Earnout payables (please refer to Note 10)	1,962	-
Other	114	662
	9,130	8,384